COMMONWEALTH SHAREHOLDER SERVICES, INC.
8730 STONY POINT PARKWAY, SUITE 205
RICHMOND, VA 23235

February 16, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No 22  ("PEA 22") to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Union Street Partners Value Fund (the “Fund”).

    The Amendment is being filed for the purpose of adding an additional class of shares to the Fund  and to reflect new advisory and sub-advisory arrangements for the Fund.  Post Effective Amendment No. 21 was filed on February 15, 2011 to incorporate these additions; however,  the Class A Shares prospectus was inadvertently omitted from that filing.  We are therefore filing PEA 22 to include the Class A Shares prospectus.  PEA 22 shall supersede PEA 21.  You should also be aware that the Trust has also filed a preliminary proxy statement with the Securities and Exchange Commission that is intended to be submitted to shareholders to approve the new advisory and sub-advisory arrangements.

    If you have any questions concerning the foregoing, please contact the legal counsel to the Trust at (913) 660-0778.

/s/Karen Shupe
Karen Shupe
as Administrator